Note 10 - Contingent Payment Obligations - Reconciliation Of Unsecured Contingent Obligation At Fair Value (Details) - Unsecured Debt [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Secured contingent payment obligation, beginning of year	$ 5,691	$ 5,222
Issuance of contingent payment rights	0	412
Change in fair value	(602)	57
Secured contingent payment obligation, end of year	$ 5,089	$ 5,691